Pension and Profit Sharing Plans	12 Months Ended
Mar. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Pension and Profit Sharing Plans

(L) Pension and Profit Sharing Plans

We have several defined benefit and defined contribution retirement plans which together cover substantially all of our employees. Benefits paid under the defined benefit plans covering certain hourly employees are based on years of service and the employee’s qualifying compensation over the last few years of employment. Our funding policy is to generally contribute amounts that are deductible for income tax purposes. The annual measurement date is March 31 for the benefit obligations, fair value of plan assets and the funded status of the defined benefit plans.

The following table provides a reconciliation of the obligations and fair values of plan assets for all of our defined benefit plans over the two year period ended March 31, 2016 and a statement of the funded status as of March 31, 2016 and 2015:

	For the Years Ended March 31,
	2016	2015
	(dollars in thousands)
Reconciliation of Benefit Obligations -
Benefit Obligation at April 1,	$41,791	$29,892
Service Cost - Benefits Earned During the Period	1,039	874
Interest Cost on Projected Benefit Obligation	1,525	1,278
Amendments	—	805
Actuarial (Gain) Loss	(1,146)	9,823
Benefits Paid	(928)	(881)
Benefit Obligation at March 31,	$42,281	$41,791
Reconciliation of Fair Value of Plan Assets -
Fair Value of Plan Assets at April 1,	$22,055	$21,189
Actual Return on Plan Assets	(537)	937
Employer Contributions	834	810
Benefits Paid	(928)	(881)
Fair Value of Plans at March 31,	21,424	22,055
Funded Status -
Unfunded Status at March 31,	$(20,857)	$(19,736)
Amounts Recognized in the Balance Sheet Consist of -
Accrued Benefit Liability	$(20,857)	$(19,736)
Accumulated Other Comprehensive Losses:
Net Actuarial Loss	17,746	18,376
Prior Service Cost	509	809
Accumulated Other Comprehensive Losses	$18,255	$19,185
Tax impact	(6,846)	(7,118)
Accumulated Other Comprehensive Losses, net of tax	$11,409	$12,067

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

	March 31,
	2016	2015
	(dollars in thousands)
Projected Benefit Obligation	$42,281	$41,791
Accumulated Benefit Obligation	$42,236	$41,790
Fair Value of Plan Assets	$21,424	$22,055

Net periodic pension cost for the fiscal years ended March 31, 2016, 2015 and 2014, included the following components:

	For the Years Ended March 31,
	2016	2015	2014
	(dollars in thousands)
Service Cost - Benefits Earned During the Period	$1,039	$874	$1,129
Interest Cost of Projected Benefit Obligation	1,525	1,278	1,222
Expected Return on Plan Assets	(1,751)	(1,680)	(1,506)
Recognized Net Actuarial Loss	300	609	921
Amortization of Prior-Service Cost	1,773	11	11
Net Periodic Pension Cost	$2,886	$1,092	$1,777

We amended one of our pension plans during March 2015, which increased our prior service cost by approximately $0.8 million.  This amount is included in other comprehensive income and will be recognized in our statement of earnings as pension expense over the next three fiscal years.

Expected benefit payments over the next five years, and the following five years under the pension plans are expected to be as follows (in thousands):

Fiscal Years	Total
2017	$1,320
2018	$1,396
2019	$1,488
2020	$1,611
2021	$1,737
2022-2026	$10,524

The following table sets forth the assumptions used in the actuarial calculations of the present value of net periodic benefit cost and benefit obligations:

	March 31,
	2016	2015	2014
Net Periodic Benefit Costs -
Discount Rate	3.70%	4.41%	4.20%
Expected Return on Plan Assets	8.00%	8.00%	8.00%
Rate of Compensation Increase	3.50%	3.50%	3.50%

	March 31,
	2016	2015
Benefit Obligations -
Discount Rate	3.83%	3.70%
Rate of Compensation Increase	3.50%	3.50%

The expected long-term rate of return on plan assets is an assumption reflecting the anticipated weighted-average rate of earnings on the portfolio over the long-term. To arrive at this rate, we developed estimates of the key components underlying capital asset returns including: market-based estimates of inflation, real risk-free rates of return, yield curve structure, credit risk premiums and equity risk premiums. As appropriate, these components were used to develop benchmark estimates of the expected long-term management approach employed by us, and a return premium was added to the weighted-average benchmark portfolio return.

The pension plans’ approximate weighted-average asset allocation at March 31, 2016 and 2015 and the range of target allocation are as follows:

	Range of Target Allocation	Percentage of Plan Assets at March 31,

		2016	2015
Asset Category -
Equity Securities	40 – 60%	66%	61%
Debt Securities	35 – 60%	33%	36%
Other	0 – 5%	1%	3%
Total		100%	100%

Our pension investment strategies have been developed as part of a comprehensive asset/liability management process that considers the interaction between both the assets and liabilities of the plan. These strategies consider not only the expected risk and returns on plan assets, but also the detailed actuarial projections of liabilities as well as plan-level objectives such as projected contributions, expense and funded status.

The principal pension investment strategies include asset allocation and active asset management. The range of target asset allocations have been determined after giving consideration to the expected returns of each asset class, the expected variability or volatility of the asset class returns over time, and the complementary nature or correlation of the asset classes within the portfolio. We also employ an active management approach for the portfolio. Each asset class is managed by one or more external money managers with the objective of generating returns, net of management fees that exceed market-based benchmarks. None of the plans hold any EXP stock.

Based on our current actuarial estimates, we anticipate making contributions ranging from approximately $0.5 million to $1.0 million to our defined benefit plans for fiscal year 2017.

The fair values of our defined benefit plans’ consolidated assets by category as of March 31, 2016 and 2015 were as follows:

	March 31,
	2016	2015
	(dollars in thousands)
Equity Securities	$14,083	$13,510
Fixed Income Securities	7,047	7,985
Real Estate Funds	129	133
Commodity Linked Funds	50	124
Cash Equivalents	115	303
Total	$21,424	$22,055

The fair values of our defined benefit plans’ consolidated assets were determined using the fair value hierarchy of inputs described in Note (A).

The fair values by category of inputs as of March 31, 2016 were as follows:

Asset Categories	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(dollars in thousands)
Equity Securities	$—	$14,083	$—	$14,083
Fixed Income Securities	—	7,047	—	7,047
Real Estate Funds	—	129	—	129
Commodity Linked Funds	—	50	—	50
Cash Equivalents	115	—	—	115
	$115	$21,309	$—	$21,424

The fair values by category of inputs as of March 31, 2015 were as follows:

Asset Categories	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(dollars in thousands)
Equity Securities	$—	$13,510	$—	$13,510
Fixed Income Securities	—	7,985	—	7,985
Real Estate Funds	—	133	—	133
Commodity Linked Funds	—	124	—	124
Cash Equivalents	303	—	—	303
	$303	$21,752	$—	$22,055

Equity securities consist of funds that are not actively traded. These funds are maintained by an investment manager and are primarily invested in indexes. The remaining funds, excluding cash, primarily consist of investments in institutional funds.

We also provide profit sharing plans, which cover substantially all salaried and certain hourly employees. The profit sharing plan is a defined contribution plan funded by employer discretionary contributions and also allows employees to contribute a certain percentage of their base annual salary. Employees are fully vested to the extent of their contributions and become fully vested in any Company contributions over a six year period for salaried employees and a three year period for hourly employees. Costs relating to the employer discretionary contributions for our contribution plan totaled $6.2 million, $5.3 million and $4.5 million in fiscal years 2016, 2015 and 2014, respectively.

Employees who became employed by us as a result of a previous transaction are provided benefits substantially comparable to those provided under the seller’s benefit plans. These plans included the seller’s 401(k) plan which included employer matching percentages for hourly employees. As a result, we made matching contributions to the hourly profit sharing plan totaling $0.3 million, $0.2 million and $0.2 million for these employees during fiscal years 2016, 2015 and 2014, respectively.

Approximately sixty of our employees belong to five different multi-employer plans. The collective bargaining agreements for the employees who participate in the multi-employer plans expire in March 2017. Our expense related to these plans was approximately $1.3 million, $1.0 million and $0.2 million during fiscal years 2016, 2015 and 2014, respectively. We anticipate the total expense in fiscal 2017 related to these plans will be approximately $1.3 million.